Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Lease rental income	$ 444,888	$ 460,427	[1],[2],[3]	$ 512,544
Management fees	$ 14,994	$ 13,420	[1],[3]	$ 15,610
Percent of Total, Lease rental income	100.00%	100.00%		100.00%
Percent of Total, Management fees	100.00%	100.00%		100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 231,928	$ 256,489	[1]	$ 301,209
Management fees	$ 28	$ 41	[1]	$ 48
Percent of Total, Lease rental income	52.10%	55.70%		58.70%
Percent of Total, Management fees	0.20%	0.30%		0.30%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 182,291	$ 176,164	[1]	$ 183,785
Management fees	$ 3,729	$ 2,541	[1]	$ 3,190
Percent of Total, Lease rental income	41.00%	38.20%		35.90%
Percent of Total, Management fees	24.90%	18.90%		20.40%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 26,329	$ 21,929	[1]	$ 15,957
Management fees	$ 1,948	$ 1,915	[1]	$ 1,819
Percent of Total, Lease rental income	5.90%	4.80%		3.10%
Percent of Total, Management fees	13.00%	14.30%		11.70%
Bermuda
Segment Reporting Information [Line Items]
Management fees	$ 9,074	$ 8,668	[1]	$ 10,201
Percent of Total, Lease rental income	0.00%	0.00%		0.00%
Percent of Total, Management fees	60.50%	64.60%		65.30%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 4,340	$ 5,845	[1]	$ 11,593
Management fees	$ 215	$ 255	[1]	$ 352
Percent of Total, Lease rental income	1.00%	1.30%		2.30%
Percent of Total, Management fees	1.40%	1.90%		2.30%

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).